Consolidated Statement of Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common shares [member]	Equity attributable to owners of parent [member]	Share capital [member]	Retained earnings [member]	Cash flow hedges [member]	Comprehnsive loss [member] Joint ventures [member] Associates [member]	Foreign currency translation [member]	Total other comprehensive income [member]	Non-controlling interests [member]
Begininng balance at Dec. 31, 2015	$ 6,007		$ 6,003	$ 1,757	$ 5,533	$ (56)	$ (17)	$ (1,214)	$ (1,287)	$ 4
Beginning balance, shares at Dec. 31, 2015		138
Net earnings	596		592	0	592	0	0	0	0	4
Other comprehensive income [abstract]
Post-employment benefits	(7)		(7)	0	(7)	0	0	0	0	0
Other	31		31	0	0	6	(34)	59	31	0
Comprehensive income (loss), net of tax	620		616	0	585	6	(34)	59	31	4
Dividends	(484)		(484)	0	(484)	0		0	0	0
Non-controlling interest transactions	(3)		0	0	0	0		0	0	(3)
Share-based payment transactions	9		9	9	0	0		0	0	0
Reclassification of cash flow hedges, net of tax	25		25	0	0	25		0	25	0
Ending Balance at Dec. 31, 2016	6,174		6,169	1,766	5,634	(25)	(51)	(1,155)	(1,231)	5
Ending balance, shares at Dec. 31, 2016		138
Net earnings	315		310	0	310	0	0	0	0	5
Other comprehensive income [abstract]
Post-employment benefits	(3)		(3)	0	(3)	0	0	0	0	0
Other	83		82	0	0	(67)	(39)	188	82	1
Comprehensive income (loss), net of tax	395		389	0	307	(67)	(39)	188	82	6
Dividends	(483)		(483)	0	(483)		0		0	0
Non-controlling interest transactions	(3)		1	0	3		0	(2)	(2)	(4)
Share-based payment transactions	10		10	10	0		0		0	0
Reclassification of cash flow hedges, net of tax	35		35	0	0	35	0		35	0
Ending Balance at Dec. 31, 2017	$ 6,128		$ 6,121	$ 1,776	$ 5,461	$ (57)	$ (90)	$ (969)	$ (1,116)	$ 7
Ending balance, shares at Dec. 31, 2017		138